Distribution Date:	03/17/26	Benchmark 2018-B1 Mortgage Trust
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2018-B1
Revision: October 2025 - April 2026
The servicer revised ARA values and dates for loan 27, for a period spanning from October 2025 to April 2026

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5-6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Cash Flows	9		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	10				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	11-15
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	16-17	Representations Reviewer
Mortgage Loan Detail (Part 2)	18-19		David Rodgers	(212) 230-9090
Principal Prepayment Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25-26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	28	Rating Agency	Standard & Poor's Ratings Services
Historical Bond / Collateral Loss Reconciliation Detail	29			(416) 202-6001
Interest Shortfall Detail - Collateral Level	30		130 King Street West, Suite 2750 | Toronto, ON M5X 1E5 | Canada
Supplemental Notes	31	Rating Agency	Kroll Bond Rating Agency, Inc.
			general	(212) 702-0707
			805 Third Avenue | New York, NY 10022 | United States
		Rating Agency	Fitch Ratings, Inc.

(212) 908-0500 33 Whitehall Street | New York, NY 10004 | United States Controlling Class Eightfold Real Estate Capital, L.P.

Representative

-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162PAS0	2.560000%	18,703,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162PAT8	3.571000%	157,629,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	08162PAU5	3.355000%	49,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	08162PAV3	3.602000%	40,449,000.00	14,109,937.59	872,818.85	42,353.33	0.00	0.00	915,172.18	13,237,118.74	42.07%	30.00%
A-4	08162PAW1	3.402000%	135,000,000.00	49,006,963.44	16,577,425.63	138,934.74	0.00	0.00	16,716,360.37	32,429,537.81	42.07%	30.00%
A-5	08162PAX9	3.666000%	387,112,000.00	387,112,000.00	0.00	1,182,627.16	0.00	0.00	1,182,627.16	387,112,000.00	42.07%	30.00%
A-M	08162PAZ4	3.878000%	97,114,000.00	97,114,000.00	0.00	313,840.08	0.00	0.00	313,840.08	97,114,000.00	29.07%	21.38%
B	08162PBA8	4.059000%	47,853,000.00	47,853,000.00	0.00	161,862.77	0.00	0.00	161,862.77	47,853,000.00	22.67%	17.13%
C	08162PBB6	4.202272%	52,075,000.00	52,075,000.00	0.00	182,361.09	0.00	0.00	182,361.09	52,075,000.00	15.70%	12.50%
D	08162PAG6	2.750000%	60,520,000.00	60,520,000.00	0.00	138,691.67	0.00	0.00	138,691.67	60,520,000.00	7.60%	7.13%
E	08162PAJ0	3.000000%	25,334,000.00	25,334,000.00	0.00	63,335.00	0.00	0.00	63,335.00	25,334,000.00	4.21%	4.88%
F-RR	08162PAM3	4.202272%	14,074,000.00	14,074,000.00	0.00	49,285.65	0.00	0.00	49,285.65	14,074,000.00	2.32%	3.63%
G-RR*	08162PAP6	4.202272%	40,816,346.00	33,969,685.09	0.00	622,932.12	0.00	16,613,904.67	622,932.12	17,355,780.42	0.00%	0.00%
S	08162PBC4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162PAR2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.202272%	40,426,661.73	28,047,427.01	626,541.40	116,314.00	0.00	596,513.08	742,855.40	26,824,372.53	0.00%	0.00%
Regular SubTotal			1,166,378,007.73	809,216,013.13	18,076,785.88	3,012,537.61	0.00	17,210,417.75	21,089,323.49	773,928,809.50

X-A	08162PAY7	0.523945%	885,279,000.00	547,342,901.03	0.00	238,981.10	0.00	0.00	238,981.10	529,892,656.55
X-B	08162PAA9	0.143272%	47,853,000.00	47,853,000.00	0.00	5,713.32	0.00	0.00	5,713.32	47,853,000.00
X-D	08162PAC5	1.452272%	60,520,000.00	60,520,000.00	0.00	73,242.91	0.00	0.00	73,242.91	60,520,000.00
X-E	08162PAE1	1.202272%	25,334,000.00	25,334,000.00	0.00	25,381.96	0.00	0.00	25,381.96	25,334,000.00
Notional SubTotal			1,018,986,000.00	681,049,901.03	0.00	343,319.29	0.00	0.00	343,319.29	663,599,656.55

Deal Distribution Total					18,076,785.88	3,355,856.90	0.00	17,210,417.75	21,432,642.78

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162PAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162PAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	08162PAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	08162PAV3	348.83279166	21.57825533	1.04707978	0.00000000	0.00000000	0.00000000	0.00000000	22.62533511	327.25453633
A-4	08162PAW1	363.01454400	122.79574541	1.02914622	0.00000000	0.00000000	0.00000000	0.00000000	123.82489163	240.21879859
A-5	08162PAX9	1,000.00000000	0.00000000	3.05500000	0.00000000	0.00000000	0.00000000	0.00000000	3.05500000	1,000.00000000
A-M	08162PAZ4	1,000.00000000	0.00000000	3.23166670	0.00000000	0.00000000	0.00000000	0.00000000	3.23166670	1,000.00000000
B	08162PBA8	1,000.00000000	0.00000000	3.38249995	0.00000000	0.00000000	0.00000000	0.00000000	3.38249995	1,000.00000000
C	08162PBB6	1,000.00000000	0.00000000	3.50189323	0.00000000	0.00000000	0.00000000	0.00000000	3.50189323	1,000.00000000
D	08162PAG6	1,000.00000000	0.00000000	2.29166672	0.00000000	0.00000000	0.00000000	0.00000000	2.29166672	1,000.00000000
E	08162PAJ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F-RR	08162PAM3	1,000.00000000	0.00000000	3.50189356	0.00000000	0.00000000	0.00000000	0.00000000	3.50189356	1,000.00000000
G-RR	08162PAP6	832.25688772	0.00000000	15.26182966	(12.34735466)	65.75801028	0.00000000	407.04047026	15.26182966	425.21641746
S	08162PBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162PAR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	693.78538345	15.49822254	2.87716064	(0.44759817)	2.38376398	0.00000000	14.75543749	18.37538318	663.53172342

Notional Certificates
X-A	08162PAY7	618.27164208	0.00000000	0.26995004	0.00000000	0.00000000	0.00000000	0.00000000	0.26995004	598.56006587
X-B	08162PAA9	1,000.00000000	0.00000000	0.11939314	0.00000000	0.00000000	0.00000000	0.00000000	0.11939314	1,000.00000000
X-D	08162PAC5	1,000.00000000	0.00000000	1.21022654	0.00000000	0.00000000	0.00000000	0.00000000	1.21022654	1,000.00000000
X-E	08162PAE1	1,000.00000000	0.00000000	1.00189311	0.00000000	0.00000000	0.00000000	0.00000000	1.00189311	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	02/01/26 - 02/28/26	30	0.00	42,353.33	0.00	42,353.33	0.00	0.00	0.00	42,353.33	0.00
A-4	02/01/26 - 02/28/26	30	0.00	138,934.74	0.00	138,934.74	0.00	0.00	0.00	138,934.74	0.00
A-5	02/01/26 - 02/28/26	30	0.00	1,182,627.16	0.00	1,182,627.16	0.00	0.00	0.00	1,182,627.16	0.00
X-A	02/01/26 - 02/28/26	30	0.00	238,981.10	0.00	238,981.10	0.00	0.00	0.00	238,981.10	0.00
X-B	02/01/26 - 02/28/26	30	0.00	5,713.32	0.00	5,713.32	0.00	0.00	0.00	5,713.32	0.00
X-D	02/01/26 - 02/28/26	30	0.00	73,242.91	0.00	73,242.91	0.00	0.00	0.00	73,242.91	0.00
X-E	02/01/26 - 02/28/26	30	0.00	25,381.96	0.00	25,381.96	0.00	0.00	0.00	25,381.96	0.00
A-M	02/01/26 - 02/28/26	30	0.00	313,840.08	0.00	313,840.08	0.00	0.00	0.00	313,840.08	0.00
B	02/01/26 - 02/28/26	30	0.00	161,862.77	0.00	161,862.77	0.00	0.00	0.00	161,862.77	0.00
C	02/01/26 - 02/28/26	30	0.00	182,361.09	0.00	182,361.09	0.00	0.00	0.00	182,361.09	0.00
D	02/01/26 - 02/28/26	30	0.00	138,691.67	0.00	138,691.67	0.00	0.00	0.00	138,691.67	0.00
E	02/01/26 - 02/28/26	30	0.00	63,335.00	0.00	63,335.00	0.00	0.00	0.00	63,335.00	0.00
F-RR	02/01/26 - 02/28/26	30	0.00	49,285.65	0.00	49,285.65	0.00	0.00	0.00	49,285.65	0.00
G-RR	02/01/26 - 02/28/26	30	3,187,975.60	118,958.21	0.00	118,958.21	(503,973.90)	0.00	0.00	622,932.12	2,684,001.70
VRR Interest	02/01/26 - 02/28/26	30	114,462.52	98,219.10	0.00	98,219.10	(18,094.90)	0.00	0.00	116,314.00	96,367.62
Totals			3,302,438.12	2,833,788.09	0.00	2,833,788.09	(522,068.80)	0.00	0.00	3,355,856.90	2,780,369.32

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Losses	Total Distribution	Ending Balance
Regular Interest
V1-A1 (Cert)	08162PBE0	N/A	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-A1 (EC)	N/A	N/A	671,520.89	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-A2 (Cert)	08162PBF7	N/A	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-A2 (EC)	N/A	N/A	5,659,582.26	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-A3 (Cert)	08162PBG5	N/A	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-A3 (EC)	N/A	N/A	1,769,083.97	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-ASB (Cert)	08162PBH3	N/A	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-ASB (EC)	N/A	4.202272%	1,452,299.02	506,609.52	31,338.08	1,774.09		0.00	0.00	33,112.17	475,271.44
V1-A4 (Cert)	08162PBJ9	N/A	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-A4 (EC)	N/A	4.202272%	4,847,100.50	1,759,567.98	595,203.32	6,161.82		0.00	0.00	601,365.14	1,164,364.66
V1-A5 (Cert)	08162PBK6	N/A	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-A5 (EC)	N/A	4.202272%	13,899,042.74	13,899,042.74	0.00	48,672.96		0.00	0.00	48,672.96	13,899,042.74
V1-AM (Cert)	08162PBL4	N/A	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-AM (EC)	N/A	4.202272%	3,486,824.58	3,486,824.58	0.00	12,210.49		0.00	0.00	12,210.49	3,486,824.58
V1-B (Cert)	08162PBM2	N/A	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-B (EC)	N/A	4.202272%	1,718,135.56	1,718,135.56	0.00	6,016.73		0.00	0.00	6,016.73	1,718,135.56
V1-C (Cert)	08162PBN0	N/A	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-C (EC)	N/A	4.202272%	1,869,724.14	1,869,724.14	0.00	6,547.57		0.00	0.00	6,547.57	1,869,724.14
V1-D (Cert)	08162PBP5	N/A	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-D (EC)	N/A	4.202272%	2,172,937.20	2,172,937.20	0.00	7,609.39		0.00	0.00	7,609.39	2,172,937.20
V1-E (Cert)	08162PBQ3	N/A	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-E (EC)	N/A	4.202272%	909,603.29	909,603.29	0.00	3,185.33		0.00	0.00	3,185.33	909,603.29
V1-F (Cert)	08162PBR1	N/A	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-F (EC)	N/A	4.202272%	505,319.20	505,319.20	0.00	1,769.57		0.00	0.00	1,769.57	505,319.20
V1-G (Cert)	08162PBS9	N/A	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-G (EC)	N/A	4.202272%	1,465,488.38	1,219,662.81	0.00	22,366.03		0.00	596,513.08	22,366.03	623,149.73
Regular Interest Total			40,426,661.73	28,047,427.02	626,541.40	116,313.98		0.00	596,513.08	742,855.38	26,824,372.54
									Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
V1-A1	08162PBE0	N/A	671,520.89	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-A2	08162PBF7	N/A	5,659,582.26	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-A3	08162PBG5	N/A	1,769,083.97	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-ASB	08162PBH3	N/A	1,452,299.02	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-A4	08162PBJ9	N/A	4,847,100.50	0.00	0.00	0.00		0.00	0.00	0.00	0.00
© 2021 Computershare. All rights reserved. Confidential.											Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A5	08162PBK6	N/A	13,899,042.74	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-AM	08162PBL4	N/A	3,486,824.58	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-B	08162PBM2	N/A	1,718,135.56	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-C	08162PBN0	N/A	1,869,724.14	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-D	08162PBP5	N/A	2,172,937.20	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-E	08162PBQ3	N/A	909,603.29	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-F	08162PBR1	N/A	505,319.20	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V1-G	08162PBS9	N/A	1,465,488.38	0.00	0.00	0.00		0.00	0.00	0.00	0.00
V2	08162PBD2	4.202272%	40,426,661.73	28,047,427.01	626,541.40	116,314.00		0.00	596,513.08	742,855.40	26,824,372.53
Exchangeable Certificates Total			80,853,323.46	28,047,427.01	626,541.40	116,314.00		0.00	596,513.08	742,855.40	26,824,372.53

© 2021 Computershare. All rights reserved. Confidential.											Page 6 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A1	08162PBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A2	08162PBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A3	08162PBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-ASB	08162PBH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A4	08162PBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A5	08162PBK6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-AM	08162PBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	08162PBM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-C	08162PBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	08162PBP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	08162PBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-F	08162PBR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-G	08162PBS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	08162PBD2	693.78538345	15.49822254	2.87716064	(0.44759817)	2.38376398	0.00000000	14.75543749	18.37538318	663.53172342

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 31

	Additional Information
Total Available Distribution Amount (1)	21,432,642.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,653,743.65	Master Servicing Fee	4,935.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,486.34
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	314.70
ARD Interest	0.00	Operating Advisor Fee	1,227.66
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	190,299.13
Total Interest Collected	2,844,042.78	Total Fees	10,254.68

Principal		Expenses/Reimbursements
Scheduled Principal	798,136.67	Reimbursement for Interest on Advances	(173,497.50)
Unscheduled Principal Collections		ASER Amount	76,813.94
Principal Prepayments	16,820,742.75	Special Servicing Fees (Monthly)	(425,220.26)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(31,160.50)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	489,066.96	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(165.00)
Total Principal Collected	18,076,785.88	Total Expenses/Reimbursements	(522,068.82)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,355,856.90
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	18,076,785.88
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	21,432,642.78
Total Funds Collected	20,920,828.66	Total Funds Distributed	20,920,828.64

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	809,216,013.13	809,216,013.13	Beginning Certificate Balance	809,216,013.13
(-) Scheduled Principal Collections	798,136.67	798,136.67	(-) Principal Distributions	18,076,785.88
(-) Unscheduled Principal Collections	17,309,809.71	17,309,809.71	(-) Realized Losses	17,210,417.75
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	17,210,417.75
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	17,210,417.75	17,210,417.75	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	773,928,809.50	773,928,809.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	810,350,775.91	810,350,775.91	Ending Certificate Balance	773,928,809.50
Ending Actual Collateral Balance	774,892,841.86	774,892,841.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.20%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	65,245,992.74	8.43%	20	3.8591	NAP	Defeased	4	65,245,992.74	8.43%	20	3.8591	NAP
	7,499,999 or less	11	51,599,039.00	6.67%	20	4.7425	1.914669	1.44 or less	12	199,193,958.03	25.74%	20	4.4802	0.823442
7,500,000 to 14,999,999		11	134,125,497.31	17.33%	20	4.5495	1.300712	1.45 to 1.49	2	16,621,109.65	2.15%	18	4.4493	1.488206
15,000,000 to 24,999,999		3	62,216,428.00	8.04%	21	4.1307	2.812000	1.50 to 1.74	3	19,925,259.32	2.57%	19	4.7331	1.548802
25,000,000 to 49,999,999		8	289,422,173.30	37.40%	20	4.1464	2.084215	1.75 to 1.99	5	124,295,625.97	16.06%	20	4.3655	1.869231
	50,000,000 or greater	3	171,319,679.15	22.14%	21	4.0837	2.411957	2.00 to 2.49	7	205,715,733.14	26.58%	20	4.0460	2.233664
	Totals	40	773,928,809.50	100.00%	20	4.2167	2.121612	2.50 to 3.49	5	72,931,130.65	9.42%	22	4.2353	2.754688
								3.50 and greater	2	70,000,000.00	9.04%	21	3.8156	5.032571
								Totals	40	773,928,809.50	100.00%	20	4.2167	2.121612
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	65,245,992.74	8.43%	20	3.8591	NAP	Wisconsin	2	7,020,350.48	0.91%	22	4.6770	1.391457
Arizona	1	211,067.18	0.03%	15	4.4860	1.077700	Wyoming	1	126,371.43	0.02%	15	4.4860	1.077700
Arkansas	1	42,887.73	0.01%	15	4.4860	1.077700	Totals	111	773,928,809.50	100.00%	20	4.2167	2.121612
California	17	144,676,582.84	18.69%	21	4.2305	2.358025
									Property Type³
Connecticut	2	14,040,389.01	1.81%	21	4.2191	1.307911
Florida	3	19,853,516.16	2.57%	19	4.6147	1.730823		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	7	59,989,851.96	7.75%	20	4.6484	1.633585		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	5	836,202.48	0.11%	15	4.4860	1.077700	Defeased	3	65,245,992.74	8.43%	20	3.8591	NAP
Iowa	2	2,389,844.93	0.31%	16	4.6125	1.573400	Lodging	76	109,209,017.07	14.11%	19	4.6568	1.408823
Kentucky	1	221,822.20	0.03%	15	4.4860	1.077700	Mixed Use	6	196,836,750.24	25.43%	20	4.0551	3.079778
Louisiana	1	4,541,640.71	0.59%	21	5.4160	1.280800	Mobile Home Park	1	3,945,264.49	0.51%	21	4.5000	3.246600
Maryland	3	6,600,949.17	0.85%	16	4.5292	1.157836	Multi-Family	2	76,010,510.26	9.82%	21	4.1653	2.373689
Massachusetts	1	50,000,000.00	6.46%	22	3.9000	5.537600	Office	11	207,216,236.77	26.77%	20	4.1190	1.395229
Michigan	4	40,630,268.05	5.25%	21	4.3176	2.050531	Retail	8	104,159,242.36	13.46%	20	4.4522	1.614881
Minnesota	6	35,328,668.29	4.56%	20	4.7392	1.109967	Self Storage	4	11,305,795.61	1.46%	22	4.7068	1.993179
New Jersey	4	74,810,865.83	9.67%	20	4.1650	0.327518	Totals	111	773,928,809.50	100.00%	20	4.2167	2.121612
New York	2	85,000,000.00	10.98%	19	3.7468	2.128459
North Carolina	4	38,442,292.34	4.97%	21	4.6132	1.571930
Ohio	5	15,947,154.59	2.06%	21	4.4685	1.067589
Oklahoma	2	166,052.50	0.02%	15	4.4860	1.077700
Oregon	1	271,564.15	0.04%	15	4.4860	1.077700
Pennsylvania	8	68,124,952.81	8.80%	20	4.2172	1.886754
Texas	21	38,354,186.03	4.96%	22	4.0289	2.615535
Virginia	2	414,068.10	0.05%	15	4.4860	1.077700
Washington	2	641,267.81	0.08%	15	4.4860	1.077700

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	65,245,992.74	8.43%	20	3.8591	NAP	Defeased	4	65,245,992.74	8.43%	20	3.8591	NAP
	3.9999% or less	6	214,000,000.00	27.65%	21	3.8558	3.250642	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	4	170,351,107.84	22.01%	20	4.1428	1.304300	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	8	139,906,128.03	18.08%	20	4.3729	1.922542	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	130,535,633.86	16.87%	20	4.6274	1.610607	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	7	49,348,306.32	6.38%	21	4.8694	1.251911	49 months or greater	36	708,682,816.76	91.57%	20	4.2496	2.066707
	5.0000% or greater	1	4,541,640.71	0.59%	21	5.4160	1.280800	Totals	40	773,928,809.50	100.00%	20	4.2167	2.121612
	Totals	40	773,928,809.50	100.00%	20	4.2167	2.121612
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	65,245,992.74	8.43%	20	3.8591	NAP	Defeased	4	65,245,992.74	8.43%	20	3.8591	NAP
	60 months or less	36	708,682,816.76	91.57%	20	4.2496	2.066707	Interest Only	11	369,268,349.58	47.71%	20	4.0648	2.407620
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	25	339,414,467.18	43.86%	20	4.4506	1.695810
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	773,928,809.50	100.00%	20	4.2167	2.121612	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	773,928,809.50	100.00%	20	4.2167	2.121612
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	65,245,992.74	8.43%	20	3.8591	NAP			No outstanding loans in this group
Underwriter's Information		3	41,961,945.83	5.42%	20	4.0733	2.578789
	12 months or less	31	624,852,521.35	80.74%	20	4.2879	2.047599
	13 months to 24 months	1	11,868,349.58	1.53%	15	4.4860	1.077700
	25 months or greater	1	30,000,000.00	3.88%	20	3.6045	2.139700
	Totals	40	773,928,809.50	100.00%	20	4.2167	2.121612
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	309630001	OF	Jersey City	NJ	Actual/360	4.140%	225,400.00	0.00	0.00	N/A	11/01/27	--	70,000,000.00	70,000,000.00	12/01/25
2	309630002	MU	Santa Clarita	CA	Actual/360	4.186%	167,462.15	115,694.08	0.00	N/A	12/06/27	--	51,435,373.23	51,319,679.15	03/06/26
5	309071003	OF	New York	NY	Actual/360	3.605%	84,105.99	0.00	0.00	N/A	11/06/27	--	30,000,000.00	30,000,000.00	11/06/25
5A	309071005				Actual/360	3.605%	56,070.66	0.00	0.00	N/A	11/06/27	--	20,000,000.00	20,000,000.00	11/06/25
6	309630006	OF	Washington	DC	Actual/360	3.600%	112,000.00	0.00	0.00	N/A	11/01/27	08/01/27	40,000,000.00	40,000,000.00	03/01/26
6A	309630106				Actual/360	3.600%	28,000.00	0.00	0.00	N/A	11/01/27	08/01/27	10,000,000.00	10,000,000.00	03/01/26
7	309630007	MU	Chestnut Hill	MA	Actual/360	3.900%	151,666.67	0.00	0.00	N/A	01/01/28	--	50,000,000.00	50,000,000.00	03/01/26
9	304101945	MF	Ann Arbor	MI	Actual/360	4.315%	134,561.85	84,065.06	0.00	N/A	12/06/27	--	40,094,575.32	40,010,510.26	03/06/26
10	309630010	LO	Chicago	IL	Actual/360	4.597%	157,319.56	0.00	0.00	N/A	11/01/27	--	44,000,000.00	44,000,000.00	03/01/26
11	656120744	MU	West Hollywood	CA	Actual/360	3.900%	130,433.33	0.00	0.00	N/A	12/06/27	--	43,000,000.00	43,000,000.00	03/06/26
13	309630013	RT	Whitehall	PA	Actual/360	4.056%	111,032.13	90,840.62	0.00	N/A	11/01/27	--	35,196,152.33	35,105,311.71	03/01/26
14	656120741	LO	Rochester	MN	Actual/360	4.741%	97,274.62	73,605.33	0.00	N/A	11/06/27	--	26,379,956.66	26,306,351.33	03/06/26
14A	656120743				Actual/360	4.741%	32,424.87	24,535.12	0.00	N/A	11/06/27	--	8,793,318.43	8,768,783.31	03/06/26
15	309630015	MF	Midland	TX	Actual/360	3.999%	111,972.00	0.00	0.00	N/A	01/06/28	--	36,000,000.00	36,000,000.00	03/06/26
16	309630016	MU	New York	NY	Actual/360	3.950%	107,527.78	0.00	0.00	N/A	08/01/27	--	35,000,000.00	35,000,000.00	03/01/26
17	309630017	RT	New York	NY	Actual/360	4.200%	111,066.67	16,820,742.75	0.00	12/06/27	12/06/29	--	34,000,000.00	0.00	03/06/26
19	309630019	RT	Monroeville	PA	Actual/360	4.340%	44,618.62	24,992.61	0.00	N/A	10/06/27	--	13,218,154.66	13,193,162.05	03/06/26
19A	309630119				Actual/360	4.340%	44,618.62	24,992.60	0.00	N/A	10/06/27	--	13,218,155.12	13,193,162.52	03/06/26
20	304101958	OF	Ventura	CA	Actual/360	4.425%	76,405.00	0.00	0.00	N/A	01/06/28	--	22,200,000.00	22,200,000.00	03/06/26
21	656120750	OF	Raleigh	NC	Actual/360	4.330%	67,537.60	37,627.26	0.00	N/A	12/06/27	--	20,054,055.26	20,016,428.00	03/06/26
23	304101956	RT	Raleigh	NC	Actual/360	4.930%	53,622.59	30,786.85	0.00	N/A	01/06/28	--	13,984,447.49	13,953,660.64	03/06/26
24	304101974	OF	Stamford	CT	Actual/360	4.217%	45,761.99	26,513.61	0.00	N/A	12/06/27	--	13,952,630.59	13,926,116.98	03/06/26
26	309630026	LO	Various	Various	Actual/360	4.530%	48,444.72	25,791.81	0.00	N/A	07/06/27	--	13,749,683.44	13,723,891.63	03/06/26
27	309630027	LO	Various	Various	Actual/360	4.486%	43,116.40	489,066.96	0.00	N/A	06/01/27	--	12,357,416.54	11,868,349.58	02/01/26
28	309630028	OF	Palm Beach Gardens	FL	Actual/360	4.510%	42,118.20	26,364.55	0.00	N/A	10/06/27	--	12,007,088.76	11,980,724.21	03/06/26
30	309630030	OF	Dublin	OH	Actual/360	4.430%	42,198.22	22,628.74	0.00	N/A	01/06/28	--	12,247,144.36	12,224,515.62	03/06/26
31	304101959	RT	Oak Park	IL	Actual/360	4.820%	41,245.75	26,066.24	0.00	N/A	01/06/28	--	11,002,125.92	10,976,059.68	05/06/24
32	309630032	MU	San Diego	CA	Actual/360	4.855%	39,040.27	21,679.15	0.00	N/A	12/06/27	--	10,338,750.24	10,317,071.09	03/06/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
36	309630036	OF	Grandview Heights	OH	Actual/360	4.360%	27,547.13	17,109.59	0.00	N/A	10/06/27	07/06/27	8,123,333.79	8,106,224.20	03/06/26
37	309630037	LO	Glenwood Springs	CO	Actual/360	5.105%	28,414.63	16,567.05	0.00	N/A	12/01/27	--	7,156,335.59	7,139,768.54	03/01/26
38	304101951	RT	Appleton	WI	Actual/360	4.680%	25,218.28	16,642.32	0.00	N/A	01/06/28	--	6,928,098.27	6,911,455.95	03/06/26
39	656120772	OF	Various	Various	Actual/360	4.612%	24,686.46	12,791.13	0.00	N/A	07/06/27	--	6,881,243.09	6,868,451.96	03/06/26
40	656120773	MU	Oakland	CA	Actual/360	4.490%	25,144.00	0.00	0.00	N/A	09/06/27	--	7,200,000.00	7,200,000.00	03/06/26
42	309630042	LO	Chalmette	LA	Actual/360	5.416%	19,194.23	14,914.32	0.00	N/A	12/01/27	--	4,556,555.03	4,541,640.71	03/01/26
43	656120753	RT	Concord	NC	Actual/360	4.910%	16,431.44	14,651.14	0.00	N/A	12/06/27	--	4,302,675.19	4,288,024.05	03/06/26
44	304101946	SS	Miami	FL	Actual/360	4.700%	16,287.42	10,681.75	0.00	N/A	01/06/28	--	4,455,526.57	4,444,844.82	03/06/26
45	656120756	MH	Sun City	CA	Actual/360	4.500%	13,842.44	9,718.43	0.00	N/A	12/06/27	--	3,954,982.92	3,945,264.49	03/06/26
46	407004702	RT	Callahan	FL	Actual/360	4.870%	13,016.14	8,404.50	0.00	N/A	06/06/27	--	3,436,351.63	3,427,947.13	03/06/26
47	304101953	SS	Various	PA	Actual/360	4.630%	12,939.22	7,252.50	0.00	N/A	01/06/28	--	3,593,118.66	3,585,866.16	03/06/26
48	304101947	SS	Frankfort	IL	Actual/360	4.800%	12,251.27	6,505.52	0.00	N/A	01/06/28	--	3,281,590.15	3,275,084.63	03/06/26
49	407004713	RT	Ontario	CA	Actual/360	4.836%	11,724.73	6,714.79	0.00	N/A	07/06/27	--	3,117,173.89	3,110,459.10	03/06/26
Totals							2,653,743.65	18,107,946.38	0.00				809,216,013.13	773,928,809.50
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,132,148.43	1,505,124.00	01/01/25	09/30/25	01/12/26	41,511,011.54	0.00	224,610.56	723,624.99	0.00	0.00
2	8,696,174.52	6,264,680.92	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	8,491,118.00	01/01/25	09/30/25	08/06/25	12,929,823.73	36,211.48	47,618.01	323,867.76	0.00	0.00
5A	0.00	0.00	--	--	08/06/25	8,619,882.49	24,140.99	31,745.34	215,911.85	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	11,109,612.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,557,090.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,727,063.00	6,953,149.56	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,370,873.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	23,161,165.75	17,417,189.70	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	12,843,501.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,048,522.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	7,286,655.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,519,702.00	0.00	--	--	--	0.00	1,613,627.01	0.00	0.00	0.00	0.00
19	5,668,008.00	4,935,948.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,531,985.00	2,290,644.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,695,695.81	1,278,978.31	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,353,925.00	931,811.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	4,222,937.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	6,712,913.00	4,387,988.02	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	35,623,487.66	0.00	--	--	03/11/26	429,879.22	0.00	42,217.22	42,217.22	0.00	0.00
28	1,726,974.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	981,296.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	676,800.00	0.00	--	--	03/11/26	4,395,587.50	925,567.28	50,738.42	972,201.61	1,804.01	0.00
32	854,504.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	553,612.95	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	698,733.66	552,268.47	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	807,320.91	674,991.54	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	735,909.16	596,289.96	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	628,257.06	479,201.51	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	460,707.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,160,089.37	721,324.34	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	437,364.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	623,977.48	465,472.89	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	486,852.69	384,639.74	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	525,093.67	358,119.60	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	168,065,342.29	59,242,552.51				67,886,184.48	2,599,546.76	396,929.54	2,277,823.43	1,804.01	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
17	309630017	16,820,742.75	Disposition	0.00	0.00
27	309630027	489,066.96	Partial Liquidation (Curtailment)	0.00	0.00
Totals		17,309,809.71		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure				REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance		#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26	0	0.00	1	70,000,000.00	3	60,976,059.68	0		0.00	2	10,976,059.68	0	0.00	1	489,066.96	1	16,820,742.75	4.216654%	4.137498%	20
02/18/26	1	70,000,000.00	2	50,000,000.00	2	45,002,125.92	0		0.00	2	45,002,125.92	0	0.00	1	685,863.62	0	0.00	4.216372%	4.129395%	21
01/16/26	2	50,000,000.00	0	0.00	2	45,023,683.50	0		0.00	2	45,023,683.50	0	0.00	1	239,929.06	1	1,690,823.90	4.216812%	4.129707%	22
12/17/25	0	0.00	0	0.00	3	115,045,151.97	0		0.00	2	45,045,151.97	0	0.00	1	82,330.83	0	0.00	4.218089%	4.128656%	23
11/18/25	0	0.00	0	0.00	3	115,068,007.46	0		0.00	2	45,068,007.46	0	0.00	1	279,729.00	0	0.00	4.218337%	4.144660%	24
10/20/25	0	0.00	1	70,000,000.00	2	45,089,292.72	0		0.00	2	45,089,292.72	1	13,645,269.05	1	672,230.95	0	0.00	4.218634%	4.144928%	25
09/17/25	1	70,000,000.00	0	0.00	2	45,111,971.62	0		0.00	2	45,111,971.62	0	0.00	0	0.00	0	0.00	4.219071%	4.145248%	26
08/15/25	0	0.00	0	0.00	2	45,133,075.16	0		0.00	2	45,133,075.16	0	0.00	0	0.00	0	0.00	4.219274%	4.145485%	27
07/17/25	0	0.00	0	0.00	2	45,154,091.47	0		0.00	2	45,154,091.47	0	0.00	0	0.00	0	0.00	4.219475%	4.166943%	28
06/17/25	0	0.00	1	34,000,000.00	1	11,176,511.14	0		0.00	2	45,176,511.14	0	0.00	0	0.00	0	0.00	4.219690%	4.167176%	29
05/16/25	1	34,000,000.00	0	0.00	1	11,197,347.92	0		0.00	2	45,197,347.92	0	0.00	0	0.00	0	0.00	4.219889%	4.167393%	30
04/17/25	0	0.00	0	0.00	1	11,219,594.54	0		0.00	2	45,219,594.54	0	0.00	0	0.00	0	0.00	4.220101%	4.167624%	31
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	309630001	12/01/25	2	2	224,610.56	723,624.99	99,317.10	70,000,000.00	07/21/25	2
5	309071003	11/06/25	3	3	47,618.01	323,867.76	0.00	30,000,000.00	09/13/24	9
5A	309071005	11/06/25	3	3	31,745.34	215,911.85	0.00	20,000,000.00	09/13/24	9
27	309630027	02/01/26	0	B	42,217.22	42,217.22	0.00	12,357,416.54	03/06/25	11
31	304101959	05/06/24	21	6	50,738.42	972,201.61	1,804.01	11,451,025.10	06/19/20	7			07/05/24
Totals					396,929.54	2,277,823.43	101,121.11	143,808,441.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		773,928,810	642,952,750	120,000,000		10,976,060
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	773,928,810	642,952,750	0	70,000,000	50,000,000	10,976,060
Feb-26	809,216,013	644,213,887	70,000,000	50,000,000	0	45,002,126
Jan-26	810,565,295	715,541,612	50,000,000	0	0	45,023,684
Dec-25	820,194,218	696,420,944	0	0	78,728,122	45,045,152
Nov-25	820,996,165	697,182,891	0	0	78,745,267	45,068,007
Oct-25	821,947,572	698,096,975	0	70,000,000	8,761,305	45,089,293
Sep-25	823,334,256	699,443,954	70,000,000	0	8,778,331	45,111,972
Aug-25	824,000,619	770,073,297	0	0	8,794,247	45,133,075
Jul-25	824,664,427	770,700,231	0	0	8,810,104	45,154,091
Jun-25	825,371,292	771,367,825	0	0	8,826,956	45,176,511
May-25	826,029,845	771,989,805	0	0	8,842,692	45,197,348
Apr-25	826,731,643	772,652,621	0	0	8,859,427	45,219,595
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	309630001	70,000,000.00	70,000,000.00	54,000,000.00	09/12/25	2,012,345.27	0.27060	09/30/25	11/01/27	I/O
2	309630002	51,319,679.15	51,319,679.15	82,100,000.00	08/11/17	8,375,855.44	2.45820	09/30/25	12/06/27	261
5	309071003	30,000,000.00	30,000,000.00	390,000,000.00	04/01/25	11,352,593.66	2.20580	09/30/25	11/06/27	I/O
5A	309071005	20,000,000.00	20,000,000.00		--	87,292,647.00	3.77000	09/30/25	11/06/27	I/O
17	309630017	0.00	-	26,850,000.00	07/22/25	1,519,702.00	1.02980	09/30/25	12/06/29	I/O
27	309630027	11,868,349.58	12,357,416.54	547,200,000.00	04/01/25	35,623,487.66	1.35670	09/30/25	06/01/27	I/O
31	304101959	10,976,059.68	11,451,025.10	8,975,000.00	10/18/25	676,800.00	0.83780	09/30/25	01/06/28	261
Totals		194,164,088.41	195,128,120.79	1,109,125,000.00		146,853,431.04

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 31

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	309630001	OF	NJ	07/21/25	2
	Loan transferred on 7/21/25 for Imminent Default. Collateral consists of a ~432K SF office building ("Property") in Jersey City, NJ. The largest tenant, Lord Abbett (261K SF, 60% of NRA), vacated on 12/31/24. With Lord Abbett's departure, there
	is an esti mated operating shortfall of ~$7MM for this year. Borrower would no longer fund shortfalls and wanted to hand back the Property as soon as possible. Notice of Default was sent on 8/21/25. Loan was accelerated on 8/28/25. Local
	counsel was retained to file for foreclosure and receivership. Foreclosure was filed on 9/24/25. Receiver (Colliers) was appointed on 11/5/25. The motion for final judgment was filed on 2/25/26. Lender will continue to dual track the foreclosure
	process while evaluating other workou t alternatives.
2	309630002	MU	CA	11/19/25	13
	plex consisting of four primary office buildings and ground-floor retail, located in the Valencia Town Center master-planned community in Santa Clarita, California. The property serves as the corporate headquarters for Princess Cruise Lines,
	which occupie s approximately 79% of the net rentable area and is backed by a Carnival Corporation guarantee. Property is 85% occupied and will fall to 47% 4/26 when Princess downsizes its premise. Lender is discussing plans with Borrower.

5	309071003	OF	NY	09/13/24	9
	Subject is a $940,000,000 note that is secured by a senior lien against a 49-story, 1,825,058 square foot, Class A multi-tenant office property located at 825 Eight Avenue in New York City. Collateral also includes 254,554 square feet of amenity
	space (r estaurant, retail, theater and parking garage). Capital stack includes mezzanine debt. The mezzanine debt was reportedly sold to an investor who accelerated the balance due and scheduled a UCC sale for January 15, 2026. Waterfall
	was insufficient to pay t he January 2026 tax bill and the December 2025 note payment. Demand for these payments was made but Borrower has not responded to date. Mezzanine lender has not reset a UCC sale date. Lender accelerated the
	subject note and filed for foreclosure with a mo tion for the appointment of a Receiver.
5A	309071005	Various	Various	09/13/24	9
	Subject is a $940,000,000 note that is secured by a senior lien against a 49-story, 1,825,058 square foot, Class A multi-tenant office property located at 825 Eight Avenue in New York City. Collateral also includes 254,554 square feet of amenity
	space (r estaurant, retail, theater and parking garage). Capital stack includes mezzanine debt. The mezzanine debt was reportedly sold to an investor who accelerated the balance due and scheduled a UCC sale for January 15, 2026. Waterfall
	was insufficient to pay t he January 2026 tax bill and the December 2025 note payment. Demand for these payments was made but Borrower has not responded to date. Mezzanine lender has not reset a UCC sale date. Lender accelerated the
	subject note and filed for foreclosure with a mo tion for the appointment of a Receiver.
17	309630017	RT	NY	11/12/20	7
	REO Title Date: February 21, 2025. Description of Collateral: The subject property is a retail condominium unit located at 156-168 Bleecker Street in New York, New York. More specially, the property is located on the southern blockfront of
	Bleeker Stree t between Sullivan Street and Thompson Street, within the Greenwich Village neighborhood of Manhattan. The subject commercial unit consists of 27,541 SF of net rentable area, with 14,706 SF of ground floor level space and
	12,835 square feet of selling bas ement space. It is currently configured as seven retail units and one residential unit (a fair market 2-bedroom apartment). Currently three of the retail units are occupied while the remaining four units are vacant.
	The residential unit is vacant and cann ot be occupied without being renovated. Current occupancy is 80.1%. Crossed with or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: Generally in Good condition. Leasing Summary:
	Recently finalized a renewal with CVS. Evaluating LOI for end-cap. Colliers has been appointed as PM/easing agent. Marketing Summary: Asset is listed for sale with Marcus & Millichap/Mission Capital. Buyer has been selected. Closing is
	currently scheduled for 2/27.
27	309630027	LO	Various	03/06/25	11
	Loan transferred to Special Servicing effective 2/24/25 due to imminent default. Hello Letter was noticed and PNA has been executed. Collateral consists of a 65 mixed service hotels, totaling 6,366 keys. Loan is paid through 3/1/2026. A
	Modification Agree ment was signed on 9/25/2025 which provides for the expedited sale of underperforming assets along with modifications to certain release provisions, cash-management terms and other terms to improve funding towards
	operations at remaining portfolio. As of 2/28/2026, seventeen (17) collateral assets have been released for a cumulative paydown of $98.8MM.

© 2021 Computershare. All rights reserved. Confidential.						Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	304101959	RT	IL	06/19/20	7
Title Date: 7/5/24: Farmban is the property manager, and Kirsch Commercial is the leasing broker. Management is close to finalizing a 3,516 SF lease with Xfinity, and several tours have occurred for the remaining vacancies. The cooling tower requires repl acement, and the property manager is collecting bids with an estimated cost of $160,000.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
27	309630027	0.00	4.48600%	0.00	4.48600%	8	09/25/25	09/25/25	--
32	309630032	11,391,106.65	4.85500%	11,391,106.65	4.85500%	10	06/16/20	04/06/20	08/11/20
32	309630032	0.00	4.85500%	0.00	4.85500%	10	03/06/22	12/06/21	05/01/22
32	309630032	0.00	4.85500%	0.00	4.85500%	10	03/04/22	12/06/21	05/01/22
32	309630032	0.00	4.85500%	0.00	4.85500%	10	05/01/22	12/06/21	03/04/22
34	309630034	9,290,575.95	5.41600%	9,290,575.95	5.41600%	10	07/28/20	06/01/20	09/11/20
35	309630035	8,985,244.69	5.02000%	8,985,244.69	5.02000%	10	06/18/20	06/01/20	08/11/20
37	309630037	7,963,447.81	5.10500%	7,963,447.81	5.10500%	10	06/09/20	04/01/20	08/11/20
37	309630037	0.00	5.10500%	0.00	5.10500%	10	08/11/20	04/01/20	06/09/20
42	309630042	5,308,900.51	5.41600%	5,308,900.51	5.41600%	10	07/28/20	06/01/20	09/11/20
42	309630042	0.00	5.41600%	0.00	5.41600%	10	09/11/20	06/01/20	07/28/20
Totals		42,939,275.61		42,939,275.61
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	309630017 03/17/26	34,000,000.00	26,850,000.00	22,584,084.35	4,621,205.18	21,441,947.93	16,820,742.75	17,179,257.25	0.00	0.00	17,179,257.25	50.52%
33	309630033 01/16/26	8,728,121.77	3,800,000.00	2,573,849.99	866,864.58	2,573,849.99	1,706,985.41	7,021,136.36	(31,160.50)	(102,317.50)	7,123,453.86	72.68%
35	309630035 11/18/22	7,951,338.80	10,700,000.00	10,221,654.15	2,228,937.87	10,180,276.67	7,951,338.80	0.00	0.00	45,178.42	(45,178.42)	0.47%
Current Period Totals		34,000,000.00	26,850,000.00	22,584,084.35	4,621,205.18	21,441,947.93	16,820,742.75	17,179,257.25	0.00	0.00	17,179,257.25
Cumulative Totals		50,679,460.57	41,350,000.00	35,379,588.49	7,717,007.63	34,196,074.59	26,479,066.96	24,200,393.61	(31,160.50)	(57,139.08)	24,257,532.69

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/16/24	1,139.34	0.00	0.00	0.00	0.00	1,139.34	0.00	0.00	1,139.34
17	309630017	03/17/26	0.00	0.00	17,179,257.25	0.00	0.00	17,179,257.25	0.00	0.00	17,179,257.25
33	309630033	03/17/26	0.00	0.00	7,123,453.86	0.00	0.00	31,160.50	0.00	0.00	7,123,453.86
		02/18/26	0.00	0.00	7,092,293.36	0.00	0.00	71,157.00	0.00	0.00
		01/16/26	0.00	0.00	7,021,136.36	0.00	0.00	7,021,136.36	0.00	0.00
35	309630035	02/16/24	0.00	0.00	(45,178.42)	0.00	0.00	(1,139.34)	0.00	0.00	(945.44)
		08/17/23	0.00	0.00	(45,178.42)	0.00	0.00	120.00	0.00	0.00
		11/25/22	0.00	0.00	0.00	0.00	0.00	73.90	0.00	0.00
Current Period Totals			0.00	0.00	17,179,257.25	0.00	0.00	17,210,417.75	0.00	0.00	17,210,417.75
Cumulative Totals			1,139.34	0.00	24,257,532.69	0.00	0.00	24,302,905.01	0.00	0.00	24,302,905.01

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	13,611.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	10,001.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	0.00	0.00	0.00	36,211.48	0.00	0.00	0.00	0.00	0.00	(0.01)
5A	0.00	0.00	0.00	0.00	0.00	24,140.99	0.00	0.00	0.00	0.00	0.00	(0.01)
17	0.00	0.00	(450,971.99)	0.00	0.00	0.00	0.00	0.00	(173,497.50)	0.00	(165.00)	0.00
31	0.00	0.00	2,139.30	0.00	0.00	16,461.47	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(425,220.26)	0.00	0.00	76,813.94	0.00	0.00	(173,497.50)	0.00	(165.00)	(0.02)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(522,068.84)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31